Revenue - Disaggregation of revenue from contracts with customers (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	₽ 8,282,107	₽ 7,788,741	₽ 6,117,773	[1]
Bundled Subscriptions
Revenue
Revenue	2,372,467	2,223,951	1,946,379
CV Database Access
Revenue
Revenue	1,812,245	1,761,728	1,401,538
Job Postings
Revenue
Revenue	3,342,225	3,112,188	2,227,926
Other VAS
Revenue
Revenue	755,170	690,874	541,930
Russia segment
Revenue
Revenue	7,724,264	7,211,762	5,700,424
Revenue attributable to non-monetary exchange of services	43,397	50,804	51,254
Russia segment | Key Accounts
Revenue
Revenue	2,971,571	2,646,608	2,243,533
Russia segment | Key Accounts | Moscow and St.Petersburg
Revenue
Revenue	2,156,248	1,981,959	1,695,823
Russia segment | Key Accounts | Other regions of Russia
Revenue
Revenue	815,323	664,649	547,710
Russia segment | Small and Medium Accounts
Revenue
Revenue	4,351,878	4,193,876	3,187,031
Russia segment | Small and Medium Accounts | Moscow and St.Petersburg
Revenue
Revenue	2,526,381	2,579,517	2,150,685
Russia segment | Small and Medium Accounts | Other regions of Russia
Revenue
Revenue	1,825,497	1,614,359	1,036,346
Russia segment | Foreign customers
Revenue
Revenue	57,822	41,385	31,507
Russia segment | Other customers
Revenue
Revenue	342,993	329,893	238,353
Russia segment | Bundled Subscriptions
Revenue
Revenue	2,332,272	2,154,831	1,884,557
Russia segment | CV Database Access
Revenue
Revenue	1,538,702	1,508,085	1,196,770
Russia segment | Job Postings
Revenue
Revenue	3,134,522	2,900,678	2,108,342
Russia segment | Other VAS
Revenue
Revenue	718,768	648,168	510,755
Other segments
Revenue
Revenue	557,843	576,979	417,349
Other segments | Bundled Subscriptions
Revenue
Revenue	40,195	69,120	61,822
Other segments | CV Database Access
Revenue
Revenue	273,543	253,643	204,768
Other segments | Job Postings
Revenue
Revenue	207,703	211,510	119,584
Other segments | Other VAS
Revenue
Revenue	₽ 36,402	₽ 42,706	₽ 31,175

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.